Subsequent Events - Additional Information (Detail)	Dec. 31, 2018 USD ($)	Jul. 01, 2018 USD ($)	Jan. 10, 2018 USD ($)	Jan. 08, 2018 USD ($) Closings Milestone $ / shares shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($)
Subsequent Event [Line Items]
Common stock par value | $ / shares					$ 0.0001	$ 0.0001
Cash balance					$ 344,113	$ 6,885,422	$ 601,445
Total assets					768,052	7,338,095
Total stockholders' equity					166,563	7,029,962	423,979
Common Stock [Member]
Subsequent Event [Line Items]
Total stockholders' equity					36,960	$ 35,345	$ 24,535
Securities Purchase Agreement [Member] | Pro Forma [Member]
Subsequent Event [Line Items]
Cash balance					2,744,113
Total assets					3,168,052
Total stockholders' equity					$ 2,566,563
Mayne Pharma [Member] | Securities Purchase Agreement [Member] | Second Closing [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Purchase Agreement, potential gross proceeds		$ 1,600,000
Mayne Pharma [Member] | Securities Purchase Agreement [Member] | Third Closing [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Purchase Agreement, potential gross proceeds	$ 1,000,000
Subsequent Event [Member] | Mayne Pharma [Member]
Subsequent Event [Line Items]
Number of operational milestones | Milestone				0
Subsequent Event [Member] | Mayne Pharma [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Common stock par value | $ / shares				$ 0.0001
Purchase Agreement, potential gross proceeds				$ 5,000,000
Number of closings | Closings				3
Percentage of warrant coverage on shares of Common Stock				50.00%
Subsequent Event [Member] | Mayne Pharma [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Purchase Agreement, price per share of preferred stock to be issued | $ / shares				$ 0.23
Subsequent Event [Member] | Mayne Pharma [Member] | Securities Purchase Agreement [Member] | Series A Warrants [Member]
Subsequent Event [Line Items]
Warrants issued to purchase common stock | shares				5,434,783
Warrant expiration period				2 years
Exercise price of warrants | $ / shares				$ 0.23
Subsequent Event [Member] | Mayne Pharma [Member] | Securities Purchase Agreement [Member] | Series B Warrants [Member]
Subsequent Event [Line Items]
Warrants issued to purchase common stock | shares				5,434,783
Warrant expiration period				5 years
Exercise price of warrants | $ / shares				$ 0.275
Subsequent Event [Member] | Mayne Pharma [Member] | Securities Purchase Agreement [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Purchase Agreement, preferred stock to be issued | shares				7,246,377
Purchase Agreement, price per share of preferred stock to be issued | $ / shares				$ 0.69
Purchase Agreement, number of common stock issued upon conversion of a preferred stock				3
Preferred stock dividend rate percentage				5.00%
Dividends payable nature				Dividends will be paid semi-annually as of June 30 (with a payment date of July 15) and December 31 (with a payment date of January 15) each year. The Company shall have the option in its discretion to pay dividends in cash or shares of Common Stock. If the Company elects to pay dividends in shares of Common Stock, the number of shares to be paid being calculated by dividing (i) the principal value of the dividend to be paid by (ii) the 6-month volume-weighted average price of the Common Stock prior to the measurement date (being 31 December, or 30 June) of the applicable year.
Preferred stock convertible to common stock | shares				21,739,131
Subsequent Event [Member] | Mayne Pharma [Member] | Securities Purchase Agreement [Member] | Series B Preferred Stock [Member] | Minimum [Member]
Subsequent Event [Line Items]
Purchase Agreement, redemption period				5 years
Subsequent Event [Member] | Mayne Pharma [Member] | Securities Purchase Agreement [Member] | Initial Closing [Member]
Subsequent Event [Line Items]
Purchase Agreement, gross proceeds			$ 2,400,000